SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund

June 30, 2024 (Unaudited)
Shares		Value
Common Stocks — 97.72%
Australia — 3.73%
4,508	Paladin Energy Ltd.*	$37,214
859	Pro Medicus Ltd.	81,581
24,083	Steadfast Group Ltd.	98,840
		217,635
Belgium — 3.05%
3,038	Azelis Group NV	54,395
12	Lotus Bakeries NV	123,737
		178,132
Denmark — 3.18%
1,780	Novonesis (Novozymes), Class B	108,748
1,464	Topdanmark AS	77,281
		186,029
France — 4.64%
978	Gaztransport Et Technigaz SA	127,948
564	Remy Cointreau SA	47,389
2,002	Technip Energies NV	44,978
1,389	Verallia SA(a)	50,543
		270,858
Germany — 4.72%
1,140	CTS Eventim AG & Co. KGaA	94,904
120	Rational AG	99,495
1,778	Stabilus SE	81,471
		275,870
India — 9.08%
30,289	Aditya Birla Capital Ltd.*	86,617
1,758	AIA Engineering Ltd.	87,933
4,950	KPIT Technologies Ltd.	96,793
2,572	Phoenix Mills Ltd. (The)	110,480
8,320	Sona Blw Precision Forgings Ltd.(a)	63,873
31	Tbo Tek Ltd.*	707
4,318	Varun Beverages Ltd.	84,213
		530,616
Indonesia — 1.63%
395,800	Mayora Indah Tbk PT	56,778
861,500	Sarana Menara Nusantara Tbk PT	38,615
		95,393
Japan — 18.19%
4,100	ABC-Mart, Inc.	71,955
11,600	Asics Corp.	178,851
7,100	Fujikura Ltd.	140,503
900	Horiba Ltd.	73,001

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
4,500	Isetan Mitsukoshi Holdings Ltd.	$84,585
2,200	M&A Research Institute Holdings, Inc.*	54,955
1,700	Organo Corp.	87,355
8,200	Sanrio Co. Ltd.	151,700
3,400	TBS Holdings, Inc.	86,082
1,050	Towa Corp.	73,945
2,900	Yamazaki Baking Co. Ltd.	59,867
		1,062,799
New Zealand — 2.25%
3,228	Fisher & Paykel Healthcare Corp. Ltd.	59,083
10,577	Infratil Ltd.	72,188
		131,271
Norway — 7.96%
4,572	Aker BP ASA	116,827
4,203	Nordic Semiconductor ASA*	55,826
13,135	SpareBank 1 SMN	185,584
9,943	Veidekke ASA	106,529
		464,766
Philippines — 2.47%
24,130	International Container Terminal Services, Inc.	144,046

Spain — 2.69%
1,678	Laboratorios Farmaceuticos Rovi SA	157,155

Sweden — 9.13%
11,662	Alimak Group AB(a)	126,924
10,610	Hexpol AB	117,614
934	MIPS AB	36,651
2,511	Sdiptech AB, Class B*	76,734
7,239	Sweco AB, Class B	99,261
2,913	Thule Group AB(a)	76,082
		533,266
Taiwan — 6.22%
665	ASPEED Technology, Inc.	98,680
2,000	Lotes Co. Ltd.	100,251
2,782	Voltronic Power Technology Corp.	164,712
		363,643
Thailand — 1.05%
250	Fabrinet*	61,197

United Kingdom — 14.25%
5,379	Auto Trader Group Plc(a)	54,141
21,688	Barratt Developments Plc	128,808
2,561	Cranswick Plc	144,190

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund  (cont.)

June 30, 2024 (Unaudited)
Shares		Value
3,527	Fevertree Drinks Plc	$48,339
14,941	GB Group Plc	64,051
11,843	Howden Joinery Group Plc	130,983
15,089	OSB Group Plc	81,500
8,164	Rightmove Plc	55,107
2,424	Softcat Plc	55,678
12,206	Volution Group Plc	69,444
		832,241
United States — 1.10%
5,930	Life360, Inc.*,(a)	64,372

Vietnam — 2.38%
27,140	FPT Corp.	138,906

Total Common Stocks		5,708,195
(Cost $4,795,933)
Investment Company — 3.80%
221,799	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	221,799
Total Investment Company		221,799
(Cost $221,799)
Total Investments		$5,929,994
(Cost $5,017,732) — 101.52%
Liabilities in excess of other assets — (1.52)%		(88,690)
NET ASSETS — 100.00%		$5,841,304

*	Non-income producing security.
(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund  (cont.)

June 30, 2024 (Unaudited)
Portfolio Diversification (Unaudited)
Industries	Percentage of Net Assets
Industrials	26.41%
Information Technology	15.12%
Consumer Discretionary	13.57%
Financials	10.01%
Consumer Staples	9.66%
Communication Services	5.62%
Energy	5.60%
Health Care	5.10%
Materials	4.74%
Real Estate	1.89%
Other*	2.28%
100.00%

*	Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, and accrued expenses payable.